Right-of-use assets (Details) - CHF (SFr)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Right-of-use assets
Opening net book amount	SFr 469,989	SFr 565,344
Additions		2,000
Depreciation charge	(152,498)	(320,415)
Effect of lease modifications	5,916	226,578
Disposals		(4,216)
Exchange differences		698
Closing net book amount	323,407	469,989
Cost
Right-of-use assets
Opening net book amount	1,387,413
Closing net book amount	1,312,111	1,387,413
Accumulated depreciation
Right-of-use assets
Opening net book amount	(917,424)
Closing net book amount	(988,704)	(917,424)
Properties
Right-of-use assets
Opening net book amount	456,885	543,890
Additions		2,000
Depreciation charge	(139,348)	(294,389)
Effect of lease modifications		208,902
Disposals		(4,216)
Exchange differences		698
Closing net book amount	317,537	456,885
Properties | Cost
Right-of-use assets
Opening net book amount	1,298,569
Closing net book amount	1,298,569	1,298,569
Properties | Accumulated depreciation
Right-of-use assets
Opening net book amount	(841,684)
Closing net book amount	(981,032)	(841,684)
Equipment
Right-of-use assets
Opening net book amount	13,104	21,454
Depreciation charge	(13,150)	(26,026)
Effect of lease modifications	5,916	17,676
Closing net book amount	5,870	13,104
Equipment | Cost
Right-of-use assets
Opening net book amount	88,844
Closing net book amount	13,542	88,844
Equipment | Accumulated depreciation
Right-of-use assets
Opening net book amount	(75,740)
Closing net book amount	SFr (7,672)	SFr (75,740)